(26) EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Numerator
Profit attributable to controlling shareholder	R$ 2,702,671		R$ 2,058,040	R$ 1,179,750
Denominator
Weighted average number of shares held by shareholders	1,087,828,995	[1]	1,017,914,746	1,017,914,746
Earnings per share - basic	R$ 2.48		R$ 2.02	R$ 1.16
Numerator
Profit attributable to controlling shareholder	R$ 2,702,671		R$ 2,058,040	R$ 1,179,750
Dilutive effect of convertible debentures of subsidiary CPFL Renovaveis	(13,764)	[2]	(7,525)	(11,966)
Total profit attributable to controlling shareholders	R$ 2,688,907		R$ 2,050,515	R$ 1,167,783
Denominator
Weighted average number of shares held by shareholders	1,087,828,995	[1]	1,017,914,746	1,017,914,746
Earnings per share - diluted	R$ 2.47		R$ 2.01	R$ 1.16

[1]	Considers the events that took place on June 12 and 28, 2019, related to the Public Offering process of the Company (note 25.2)
[2]	Proportional to the percentage of the Company's interest in the subsidiary in each period presented.